Credit facility	12 Months Ended
Mar. 31, 2021
Borrowing costs [abstract]
Credit facility	Credit facility
The Company has credit facilities with the Canadian Imperial Bank of Commerce (“CIBC”), which include a $25,000 demand revolving operating credit facility (the “Revolver”) and a $50,000 stand-by acquisition term loan, $20,000 of which is uncommitted (the “Acquisition Facility”, and together with the Revolver, the “Credit Facilities”).
The Revolver will be available for draw at any time during the term of the Credit Facilities.
The Acquisition Facility was drawn for $30,000 in January 2020 for the acquisition of Lightspeed POS Germany GmbH (formerly known as Gastrofix GMBH) and will mature 60 months thereafter. The interest rate on the current Acquisition Facility is equal to LIBOR +3%.
The financing costs related to the Credit Facilities are netted against the principal and are being amortized over the 60- month term.
The Credit Facilities are subject to certain general and financial covenants, including the delivery of annual audited consolidated financial statements to the holders. The Credit Facilities are secured by all material assets of the Company. The Company was not in breach of any covenants as at March 31, 2021.